Equity - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Warrants Outstanding
Balance at the beginning	86,732	0
Granted/Acquired			0	86,732
Forfeited	0	0
Exercised			0	0
Balance at the end	86,732	86,732
Exercisable Shares
Balance at the beginning	86,732	0
Granted/Acquired			0	86,732
Forfeited			0	0
Exercised			0	0
Balance at the end	86,732	86,732
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 4.89	$ 0.00
Granted/Acquired (in dollars per share)			$ 0.00	$ 4.89
Forfeited (in dollars per share)			0.00	0.00
Exercised (in dollars per share)			$ 0.00	$ 0.00
Balance at the end (in dollars per share)	$ 4.89	$ 4.89
Average Remaining Contractual Life
Balance at the beginning (in years)	5 years 10 months 21 days	0 years
Granted/Acquired (in years)	0 years	5 years
Forfeited (in years)	0 years	0 years
Exercised (in years)	0 years	0 years
Balance at the end (in years)	5 years 10 months 21 days	0 years	3 years 10 months 17 days	5 years 10 months 21 days